Employee Benefits	12 Months Ended
Dec. 31, 2017
Employee Benefits
Employee Benefits

25.   Employee Benefits:

(a)   Provisions for personnel benefits and payroll:

	2016	2017
	MCh$	MCh$

Short-term personnel benefits (a.2)	37,868	41,728
Vacation accrual (a.3)	25,539	25,159
Employee defined benefit plan (a.1)(*)	8,851	7,676
Other Benefits	11,087	12,065

Total	83,345	86,628

(*)   See Note No. 2 (ac) (iii)

(a.1)   Employee defined benefit plan:

	2016	2017
	MCh$	MCh$

Current service cost	59	(86)
Interest cost on benefit obligation	369	343
Actuarial gains and losses	(169)	(164)

Net benefit expense	259	93

The net benefit expense is recognized under “Personnel Expenses” (Note 34).

The principal assumptions used in determining pension obligations for the Bank’s plan are shown below:

	December 31,	December 31,
	2016	2017
	%	%

Discount rate	4.29	4.53
Annual salary increase	4.56	4.14
Payment probability	99.99	99.99

The most recent actuarial valuation of the present value of the benefit plan obligation was carried out at December 31, 2017.

Changes in the present value of the defined benefit obligation are as follows:

	2016	2017
	MCh$	MCh$

Opening defined benefit obligation, January 1,	10,728	8,851
Contributions by the employer	428	257
Benefits paid	(2,136)	(1,268)
Actuarial gains and losses	(169)	(164)

Closing defined benefit obligation	8,851	7,676

(a.2) The following table details the changes in provisions for incentive plans during 2016 and 2017:

	2016	2017
	MCh$	MCh$

Balances as of January 1,	34,307	37,868
Provisions established	37,339	36,171
Provisions used	(33,778)	(32,311)
Provisions released	—	—

Balances as of December 31,	37,868	41,728

(a.3) The following table details the changes in provisions for vacation during 2016 and 2017:

	2016	2017
	MCh$	MCh$

Balances as of January 1,	25,480	25,539
Provisions established	5,932	5,626
Provisions used	(5,873)	(6,006)
Provisions released	—	—

Balances as of December 31,	25,539	25,159

(b)   Provisions for share-based employee benefits:

As of December 31, 2016 and 2017, the Bank and its subsidiaries do not have a stock compensation plan.